UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments

As of August 31, 2008

					Face	Market
			Maturity		Amount	Value
	Coupon		Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
New York (100.5%)
	Albany County NY Airport Auth. Rev. VRDO	1.890%	9/8/08	LOC	19,280	19,280
	Albany NY IDA Fac. Rev. (Albany Medical Center) VRDO	1.810%	9/8/08	LOC	2,900	2,900
	Albany NY IDA Fac. Rev. (Holland Suites Project) VRDO	1.870%	9/8/08	LOC	6,390	6,390
	Allegany County NY IDA (Atlantic Richfield Project) VRDO	2.600%	9/2/08		4,700	4,700
	Buffalo NY Muni. Water System Rev. VRDO	1.670%	9/8/08	LOC	21,800	21,800
	Chappaqua NY Central School Dist. TAN	3.000%	6/30/09		8,000	8,088
	Chemung County NY IDA Civic Fac. Rev. (Elmira College Project) VRDO	1.860%	9/8/08	LOC	10,000	10,000
	Clifton Park NY IDA Multifamily Housing Rev. (Coburg Village Project) VRDO	1.830%	9/8/08	LOC	11,515	11,515
[1]	East Rochester NY Housing Auth. Rev. TOB VRDO	1.870%	9/8/08	LOC	11,665	11,665
	Elwood NY Union Free School Dist. TAN	3.000%	6/26/09		12,750	12,892
[1]	Erie County NY IDA School Fac. Rev. TOB VRDO	1.920%	9/8/08	(4)	5,330	5,330
[1]	Erie County NY IDA School Fac. Rev. TOB VRDO	2.070%	9/8/08	(4)	3,000	3,000
[1]	Erie County NY IDA School Fac. Rev. TOB VRDO	2.180%	9/8/08	(4)	9,140	9,140
	Half Hollow Hills NY Central School Dist. Huntington & Babylon TAN	3.000%	6/30/09		36,000	36,435
[1]	Haverstraw-Stony Point NY Central School Dist. GO TOB VRDO	2.220%	9/8/08	(4)	1,550	1,550
[1]	Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	2.170%	9/8/08	(4)	14,400	14,400
	Ithaca NY BAN	3.000%	6/30/09		5,000	5,054
	Ithaca NY BAN	3.000%	7/10/09		25,000	25,278
[1]	Liberty NY Dev. Corp. Rev. TOB VRDO	1.780%	9/8/08		6,565	6,565
[1]	Liberty NY Dev. Corp. Rev. TOB VRDO	1.890%	9/8/08		50,000	50,000
	Long Island NY Power Auth. Electric System Rev. CP	1.600%	3/12/09	LOC	59,200	59,200
[1]	Long Island NY Power Auth. Electric System Rev. TOB VRDO	1.860%	9/8/08	(12)	69,300	69,300
[1]	Long Island NY Power Auth. Electric System Rev. TOB VRDO	2.190%	9/8/08	(4)	14,000	14,000
	Long Island NY Power Auth. Electric System Rev. VRDO	2.000%	9/8/08	(4)	15,000	15,000
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	2.450%	9/8/08	(4)	7,500	7,500
	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	1.800%	9/8/08	LOC	13,600	13,600
	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	1.800%	9/8/08	LOC	9,000	9,000
	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	1.800%	9/8/08	LOC	7,800	7,800
	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	1.800%	9/8/08	LOC	4,100	4,100
[1]	Metro. New York Transp. Auth. Rev. (Service Contract) TOB VRDO	2.140%	9/8/08	(4)	7,495	7,495

	Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	2.500%	9/2/08	LOC	16,900	16,900
	Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	1.680%	9/8/08	LOC	23,160	23,160
	Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09	(4)(ETM)	20,000	20,424
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	1.860%	9/8/08	(13)	5,700	5,700
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.070%	9/8/08	(4)	5,140	5,139
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.180%	9/8/08	(4)	7,000	7,000
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.190%	9/8/08	(4)	19,050	19,050
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.200%	9/8/08	(4)	14,850	14,850
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.340%	9/8/08	(4)	5,435	5,435
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.340%	9/8/08	(4)	4,340	4,340
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.490%	9/8/08	(4)	3,020	3,020
	Metro. New York Transp. Auth. Rev. VRDO	1.800%	9/8/08	LOC	30,600	30,600
	Monroe County NY IDA (Assn. Blind and Impaired) VRDO	1.900%	9/8/08	LOC	2,000	2,000
	Monroe County NY IDA (Monroe Community College) VRDO	1.780%	9/8/08	LOC	3,800	3,800
	Monroe County NY IDA (Nazareht College) VRDO	1.900%	9/8/08	LOC	2,330	2,330
	Nassau County NY GO VRDO	1.450%	9/8/08	LOC	25,000	25,000
	Nassau County NY GO VRDO	1.450%	9/8/08	LOC	7,060	7,060
	Nassau County NY Interim Finance Auth. VRDO	1.700%	9/8/08		10,000	10,000
	Nassau County NY Interim Finance Auth. VRDO	1.700%	9/8/08		13,000	13,000
	Nassau County NY Interim Finance Auth. VRDO	1.710%	9/8/08		41,200	41,200
	Nassau County NY Interim Finance Auth. VRDO	1.720%	9/8/08		26,000	26,000
	Nassau County NY RAN	3.000%	5/15/09		30,000	30,291
	Nassau County NY TAN	3.750%	10/31/08		45,000	45,051
	New York City NY Capital Resources (Enhanced Assistance PG) VRDO	1.830%	9/8/08	LOC	8,500	8,500
	New York City NY Capital Resources (Enhanced Assistance PG) VRDO	1.830%	9/8/08	LOC	4,420	4,420
	New York City NY Cultural Resources Rev. (American Museum) VRDO	2.300%	9/2/08		7,000	7,000
	New York City NY Cultural Resources Rev. (American Museum) VRDO	2.500%	9/2/08		10,600	10,600
	New York City NY Cultural Resources Rev. (American Museum) VRDO	1.820%	9/8/08		10,000	10,000
	New York City NY Cultural Resources Rev. (American Museum) VRDO	1.820%	9/8/08		8,425	8,425
	New York City NY Cultural Resources Rev. (American Museum) VRDO	1.820%	9/8/08		7,135	7,135
	New York City NY Cultural Resources Rev. (Lincoln Center) VRDO	2.300%	9/2/08	LOC	37,775	37,775
	New York City NY Cultural Resources Rev. (Lincoln Center) VRDO	2.500%	9/2/08	LOC	35,725	35,725
	New York City NY Cultural Resources Rev. (Metropolitan Museum) VRDO	1.600%	9/8/08		25,800	25,800

	New York City NY Cultural Resources Rev. (Metropolitan Museum) VRDO	1.600%	9/8/08		64,000	64,000
	New York City NY Cultural Resources Rev. (Museum of Modern Art) PUT	4.000%	8/1/09		5,750	5,867
	New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	1.750%	9/8/08	LOC	6,000	6,000
	New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	1.830%	9/8/08	LOC	14,207	14,207
[1]	New York City NY GO TOB VRDO	1.800%	9/8/08	(13)	5,840	5,840
[1]	New York City NY GO TOB VRDO	1.870%	9/8/08	(4)	15,784	15,784
[1]	New York City NY GO TOB VRDO	1.890%	9/8/08		50,000	50,000
[1]	New York City NY GO TOB VRDO	2.070%	9/8/08	(4)	8,390	8,390
[1]	New York City NY GO TOB VRDO	2.070%	9/8/08	(4)	2,360	2,360
	New York City NY GO VRDO	2.140%	9/2/08	LOC	8,100	8,100
	New York City NY GO VRDO	2.250%	9/2/08	LOC	5,000	5,000
	New York City NY GO VRDO	2.500%	9/2/08	(4)	6,400	6,400
	New York City NY GO VRDO	1.650%	9/8/08	LOC	48,255	48,255
	New York City NY GO VRDO	1.650%	9/8/08	LOC	32,000	32,000
	New York City NY GO VRDO	1.660%	9/8/08		12,500	12,500
	New York City NY GO VRDO	1.670%	9/8/08	LOC	34,700	34,700
	New York City NY GO VRDO	1.680%	9/8/08	LOC	23,000	23,000
	New York City NY GO VRDO	1.680%	9/8/08	LOC	24,190	24,190
	New York City NY GO VRDO	1.760%	9/8/08		10,000	10,000
	New York City NY GO VRDO	1.800%	9/8/08		11,110	11,110
	New York City NY Housing Dev. Corp. Multi-Family Rev. (Beacon Mews) VRDO	1.880%	9/8/08	LOC	10,000	10,000
	New York City NY Housing Dev. Corp. Multi-Family Rev. (First Avenue) VRDO	1.950%	9/8/08	LOC	24,205	24,205
	New York City NY Housing Dev. Corp. Multi-Family Rev. VRDO	1.950%	9/8/08		45,800	45,800
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 155 West 21st Street) VRDO	1.850%	9/8/08		11,400	11,400
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	1.750%	9/8/08	LOC	25,000	25,000
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Atlantic Court) VRDO	1.950%	9/8/08	LOC	53,100	53,100
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Gold Street) VRDO	1.750%	9/8/08		15,000	15,000
[1]	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Ocean Gate) VRDO	1.950%	9/8/08	LOC	32,530	32,530
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - One Columbus Place) VRDO	1.950%	9/8/08	LOC	32,000	32,000
	New York City NY Housing Dev. Corp. Rev. VRDO	1.950%	9/8/08		22,200	22,200
	New York City NY IDA (NY Congregational Nursing Center Project) VRDO	1.810%	9/8/08	LOC	4,800	4,800
	New York City NY IDA (United Jewish Appeal) VRDO	1.750%	9/8/08		6,000	6,000
	New York City NY IDA Special Fac. Rev. (Korean Air Lines) VRDO	1.820%	9/8/08	LOC	16,100	16,100
	New York City NY IDA Special Fac. Rev. (Korean Air Lines) VRDO	1.820%	9/8/08	LOC	7,200	7,200
	New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.550%	10/2/08		15,000	15,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.900%	10/16/08		20,000	20,000

	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.750%	6/15/09	(Prere.)	30,650	31,910
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.780%	9/8/08		7,200	7,200
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.780%	9/8/08		4,785	4,785
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.780%	9/8/08		4,500	4,500
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.780%	9/8/08		10,250	10,250
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.820%	9/8/08		5,000	5,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.830%	9/8/08		10,000	10,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		2,765	2,765
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		1,945	1,945
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		2,000	2,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		4,995	4,995
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		5,075	5,075
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		28,000	28,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		8,900	8,900
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		4,500	4,500
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.840%	9/8/08		10,005	10,005
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.960%	9/8/08	(4)	9,000	9,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.960%	9/8/08	(4)	20,015	20,015
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.070%	9/8/08		30,765	30,765
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.230%	9/8/08	(4)	10,425	10,425
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.250%	9/2/08		18,000	18,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/2/08		5,000	5,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/2/08		5,000	5,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/2/08		17,950	17,950
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/2/08		51,000	51,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.660%	9/8/08		7,000	7,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.680%	9/8/08		13,900	13,900
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.700%	9/8/08		40,000	40,000
[1]	New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	1.970%	9/8/08	(4)	9,400	9,400
[1]	New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.190%	9/8/08		12,845	12,845
[1]	New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.190%	9/8/08		19,610	19,610
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	7,245	7,487

	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	4,000	4,134
[1]	New York City NY Transitional Finance Auth. Rev. Future Tax TOB VRDO	1.970%	9/8/08	(4)	18,915	18,915
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.820%	9/8/08		5,000	5,000
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.840%	9/8/08		15,370	15,370
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.840%	9/8/08		18,895	18,895
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.920%	9/8/08		7,000	7,000
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.920%	9/8/08		7,000	7,000
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.920%	9/8/08		4,000	4,000
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.920%	9/8/08		6,785	6,785
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.960%	9/8/08	(4)	7,600	7,600
	New York City NY Transitional Finance Auth. Rev. VRDO	2.300%	9/2/08		5,055	5,055
	New York City NY Transitional Finance Auth. Rev. VRDO	2.500%	9/2/08		9,050	9,050
	New York City NY Transitional Finance Auth. Rev. VRDO	1.550%	9/8/08		21,470	21,470
	New York City NY Transitional Finance Auth. Rev. VRDO	1.650%	9/8/08		26,570	26,570
	New York City NY Transitional Finance Auth. Rev. VRDO	1.650%	9/8/08		20,185	20,185
	New York City NY Transitional Finance Auth. Rev. VRDO	1.700%	9/8/08		8,465	8,465
	New York City NY Transitional Finance Auth. Rev. VRDO	1.830%	9/8/08		53,865	53,865
[1]	New York Convention Center Dev. Corp. Rev. TOB VRDO	1.860%	9/8/08	(12)	15,500	15,500
	New York State Dormitory Auth. Rev. (Catholic Health) VRDO	1.810%	9/8/08	LOC	26,345	26,345
	New York State Dormitory Auth. Rev. (Catholic Health) VRDO	1.810%	9/8/08	LOC	7,955	7,955
[1]	New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	2.070%	9/8/08	(4)	11,320	11,320
	New York State Dormitory Auth. Rev. (Columbia Univ.) CP	1.680%	11/5/08		12,800	12,800
	New York State Dormitory Auth. Rev. (Columbia Univ.) CP	1.570%	11/6/08		26,850	26,850
[1]	New York State Dormitory Auth. Rev. (Columbia Univ.) TOB VRDO	1.780%	9/8/08		4,450	4,450
[1]	New York State Dormitory Auth. Rev. (Columbia Univ.) TOB VRDO	1.820%	9/8/08		10,825	10,825
[1]	New York State Dormitory Auth. Rev. (Columbia Univ.) TOB VRDO	1.820%	9/8/08		5,825	5,825
	New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	2.300%	9/2/08		14,800	14,800
	New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.600%	9/8/08		25,530	25,530
	New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.600%	9/8/08		6,300	6,300
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.730%	9/8/08		2,600	2,600
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.750%	9/8/08		71,500	71,500
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.960%	9/8/08	(4)	32,640	32,640

[1]	New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	1.780%	9/8/08		9,700	9,700
[1]	New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	1.800%	9/8/08		10,520	10,520
	New York State Dormitory Auth. Rev. (Personal Income Tax)	3.000%	3/15/09		20,540	20,685
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.720%	9/8/08		4,305	4,305
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.770%	9/8/08		11,950	11,950
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.780%	9/8/08		28,385	28,385
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.780%	9/8/08		40,340	40,340
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.820%	9/8/08		9,380	9,380
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.840%	9/8/08		5,725	5,725
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.920%	9/8/08		14,135	14,135
	New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	1.650%	9/8/08		21,500	21,500
[1]	New York State Dormitory Auth. Rev. (Vassar College) TOB VRDO	1.810%	9/8/08		5,315	5,315
	New York State Dormitory Auth. Rev. Non State Supported Debt (Bernard College) VRDO	1.780%	9/8/08	LOC	10,000	10,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (College of New Rochelle) VRDO	1.780%	9/8/08	LOC	5,000	5,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	1.550%	9/8/08	LOC	8,110	8,110
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	1.550%	9/8/08	LOC	8,285	8,285
	New York State Dormitory Auth. Rev. Non State Supported Debt (Highland Community Dev. Corp) VRDO	1.750%	9/8/08	LOC	10,025	10,025
	New York State Dormitory Auth. Rev. Non State Supported Debt (Ithaca College) VRDO	1.780%	9/8/08	LOC	9,505	9,505
	New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Univ.) VRDO	1.800%	9/8/08	LOC	6,500	6,500
	New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefellar Univ.) VRDO	1.650%	9/8/08		14,815	14,815
	New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefellar Univ.) VRDO	1.650%	9/8/08		8,000	8,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefellar Univ.) VRDO	1.650%	9/8/08		8,300	8,300
	New York State Dormitory Auth. Rev. Non State Supported Debt (St. Lawrence Univ.) VRDO	1.720%	9/8/08	LOC	16,000	16,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.770%	9/8/08		23,560	23,560
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.780%	9/8/08		52,305	52,305
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.780%	9/8/08		8,175	8,175

[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.790%	9/8/08		18,380	18,380
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.810%	9/8/08		7,500	7,500
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.820%	9/8/08		5,980	5,980
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.820%	9/8/08		14,400	14,400
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.840%	9/8/08		2,500	2,500
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.840%	9/8/08		4,995	4,995
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.860%	9/8/08	(13)	4,000	4,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.860%	9/8/08	(13)	10,450	10,450
[1]	New York State Dormitory Auth. Rev. TOB VRDO	1.990%	9/8/08	(4)	9,330	9,330
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	1.690%	9/8/08	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	1.700%	9/8/08	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	1.800%	9/8/08	LOC	13,700	13,700
	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) VRDO	1.690%	9/8/08	LOC	12,500	12,500
	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) VRDO	1.750%	9/8/08	LOC	10,000	10,000
[1]	New York State Environmental Fac. Corp. PCR TOB VRDO	2.190%	9/8/08	(4)	25,400	25,400
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.780%	9/8/08		6,340	6,340
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.780%	9/8/08		5,830	5,830
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.790%	9/8/08		16,500	16,500
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.820%	9/8/08		19,485	19,485
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.820%	9/8/08		5,570	5,570
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.840%	9/8/08		5,845	5,845
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.840%	9/8/08		14,800	14,800
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.840%	9/8/08		5,155	5,155
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.840%	9/8/08		4,100	4,100

[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.920%	9/8/08		10,730	10,730
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.920%	9/8/08		5,000	5,000
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.070%	9/8/08		4,100	4,100
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.070%	9/8/08		4,710	4,710
[1]	New York State Environmental Fac. Corp. Rev. (Personal Income Tax) TOB VRDO	1.840%	9/8/08		3,360	3,360
	New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.140%	9/2/08		18,100	18,100
	New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.260%	9/2/08		25,900	25,900
	New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.260%	9/2/08		26,700	26,700
	New York State GO PUT	1.750%	10/8/08	LOC	17,700	17,700
	New York State GO PUT	1.670%	12/3/08	LOC	18,200	18,200
	New York State Housing Finance Agency Rev. (Brook Avenue Apartments) VRDO	1.870%	9/8/08	LOC	10,300	10,300
	New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	2.000%	9/8/08	LOC	66,170	66,170
	New York State Housing Finance Agency Rev. (Clinton Green North) VRDO	1.870%	9/8/08	LOC	40,000	40,000
	New York State Housing Finance Agency Rev. (Overlook Apartments) VRDO	1.850%	9/8/08		5,400	5,400
[1]	New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	1.780%	9/8/08		4,400	4,400
	New York State Housing Finance Agency Rev. (Saville Housing) VRDO	1.950%	9/8/08	LOC	55,000	55,000
	New York State Housing Finance Agency Rev. (West 23rd Street) VRDO	1.970%	9/8/08	LOC	47,900	47,900
	New York State Housing Finance Agency Rev. (West 31st Street) VRDO	1.850%	9/8/08		20,000	20,000
	New York State Housing Finance Agency Rev. VRDO	1.850%	9/8/08		50,000	50,000
	New York State Housing Finance Agency Rev. VRDO	1.850%	9/8/08	LOC	7,100	7,100
	New York State Housing Finance Agency Rev. VRDO	1.870%	9/8/08	LOC	31,000	31,000
	New York State Housing Finance Agency Rev. VRDO	1.950%	9/8/08	LOC	22,300	22,300
	New York State Housing Finance Agency Rev. VRDO	1.970%	9/8/08	LOC	27,000	27,000
	New York State Housing Finance Agency Service Contract Rev. VRDO	1.750%	9/8/08	LOC	23,800	23,800
	New York State Housing Finance Agency Service Contract Rev. VRDO	1.850%	9/8/08	LOC	25,000	25,000
	New York State Housing Finance Agency Service Contract Rev. VRDO	1.970%	9/8/08	LOC	26,700	26,700
	New York State Housing Finance Agency Service Contract Rev. VRDO	1.970%	9/8/08	LOC	9,000	9,000
	New York State Local Govt. Assistance Corp. VRDO	1.550%	9/8/08		25,000	25,000
	New York State Local Govt. Assistance Corp. VRDO	1.650%	9/8/08		10,000	10,000

	New York State Local Govt. Assistance Corp. VRDO	1.650%	9/8/08		12,605	12,605
	New York State Local Govt. Assistance Corp. VRDO	1.700%	9/8/08	LOC	19,400	19,400
	New York State Local Govt. Assistance Corp. VRDO	1.720%	9/8/08	LOC	36,870	36,870
	New York State Local Govt. Assistance Corp. VRDO	1.750%	9/8/08	LOC	51,675	51,675
	New York State Local Govt. Assistance Corp. VRDO	1.900%	9/8/08	LOC	6,100	6,100
	New York State Local Govt. Assistance Corp. VRDO	1.950%	9/8/08	(4)	10,450	10,450
	New York State Local Govt. Assistance Corp. VRDO	2.150%	9/8/08	(4)	59,925	59,925
	New York State Mortgage Agency Rev. (Homeowner Mortgage) VRDO	2.700%	9/2/08		5,800	5,800
[1]	New York State Mortgage Agency Rev. TOB VRDO	1.900%	9/8/08		20,150	20,150
[1]	New York State Mortgage Agency Rev. TOB VRDO	1.990%	9/8/08		10,330	10,330
	New York State Mortgage Agency Rev. VRDO	1.810%	9/8/08		15,200	15,200
	New York State Power Auth. Rev. CP	1.580%	9/12/08		17,500	17,500
	New York State Power Auth. Rev. CP	1.550%	12/3/08		44,200	44,200
	New York State Power Auth. Rev. PUT	2.100%	3/2/09		29,440	29,440
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/09		8,000	8,136
[1]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	1.820%	9/8/08		2,009	2,009
[1]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	1.840%	9/8/08		15,110	15,110
[1]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	1.840%	9/8/08		11,130	11,130
[1]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	2.020%	9/8/08		899	899
[1]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	2.190%	9/8/08		17,010	17,010
[1]	New York State Thruway Auth. Rev. TOB VRDO	1.830%	9/8/08	LOC	8,900	8,900
[1]	New York State Thruway Auth. Rev. TOB VRDO	1.870%	9/8/08	(4)	10,000	10,000
[1]	New York State Thruway Auth. Rev. TOB VRDO	2.340%	9/8/08		8,020	8,020
	New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/09	(Prere.)	5,500	5,647
	New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09	(Prere.)	5,000	5,112
	New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09	(Prere.)	2,500	2,556
	New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09	(Prere.)	3,000	3,067
	New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09	(Prere.)	4,110	4,202
	New York State Urban Dev. Corp. Rev. (Service Contract) VRDO	1.750%	9/8/08		10,000	10,000
	New York State Urban Dev. Corp. Rev. (Service Contract) VRDO	1.900%	9/8/08		20,000	20,000
[1]	New York State Urban Dev. Corp. Rev. TOB VRDO	1.820%	9/8/08		7,900	7,900
[1]	New York State Urban Dev. Corp. Rev. TOB VRDO	1.920%	9/8/08		5,305	5,305
[1]	New York State Urban Dev. Corp. Rev. TOB VRDO	2.070%	9/8/08	(4)	13,850	13,850
[1]	New York State Urban Dev. Corp. Rev. TOB VRDO	2.140%	9/8/08	(4)	6,635	6,635

	New York State Urban Dev. Corp. Rev. VRDO	1.750%	9/8/08	LOC	11,800	11,800
	New York State Urban Dev. Corp. Rev. VRDO	1.800%	9/8/08	LOC	15,000	15,000
[1]	New York State Urban Dev. Corp. TOB VRDO	1.790%	9/8/08		11,080	11,080
	Niagara County NY IDA Civic Fac. Var-Student Housing Rev. VRDO	1.780%	9/8/08	LOC	5,000	5,000
	Onondaga County NY IDA Civic Fac. Rev. (Syracuse Univ. Project) VRDO	1.700%	9/8/08	LOC	3,885	3,885
	Onondaga County NY IDA Civic Fac. Rev. VRDO	1.820%	9/8/08	LOC	11,280	11,280
	Orangetown NY BAN	1.750%	9/1/08		21,905	21,905
	Oyster Bay NY BAN	4.000%	9/19/08		42,000	42,011
	Oyster Bay NY BAN	2.500%	3/13/09		44,185	44,281
	Rensselaer County NY IDA Fac. Rev. VRDO	1.840%	9/8/08	LOC	4,000	4,000
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	1.810%	9/8/08	LOC	6,985	6,985
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	1.810%	9/8/08	LOC	5,000	5,000
	Rockland County NY RAN	2.000%	3/19/09		80,000	80,129
	Southampton Town NY BAN	2.500%	4/3/09		19,650	19,755
	St. Lawrence County NY Individual Dev. Civic Fac. Rev. VRDO	1.650%	9/8/08	LOC	11,550	11,550
	Suffolk County NY Water Auth. Rev. VRDO	1.700%	9/8/08		23,335	23,335
	Suffolk County NY Water Auth. Rev. VRDO	1.700%	9/8/08		46,700	46,700
	Syosset NY Central School Dist. TAN	3.000%	6/26/09		20,000	20,217
	Tobacco Settlement Asset Securitization Corp. Inc. New York	6.375%	7/15/09	(Prere.)	82,915	87,062
	Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	1.600%	9/8/08		31,700	31,700
	Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	1.600%	9/8/08		8,390	8,390
	Tompkins County NY IDA Civic Fac. (Ithaca College) VRDO	1.780%	9/8/08	LOC	29,695	29,695
	Tompkins County NY IDA Civic Fac. (Ithaca College) VRDO	1.780%	9/8/08	LOC	40,290	40,290
	Tompkins County NY IDA Civic Fac. (Ithaca College) VRDO	1.780%	9/8/08	LOC	30,525	30,525
[1]	Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.880%	9/8/08		24,610	24,610
[1]	Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.880%	9/8/08		10,055	10,055
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.680%	9/8/08		48,075	48,075

Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.700%	9/8/08		65,500	65,500
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.710%	9/8/08		73,370	73,370
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.740%	9/8/08		5,200	5,200
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	1.520%	9/8/08	LOC	14,500	14,500
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	1.650%	9/8/08	LOC	10,000	10,000
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	1.650%	9/8/08	LOC	13,250	13,250
Watervliet NY Housing Auth. Rev. (Beltrone Senior Living) VRDO	1.800%	9/8/08	LOC	14,000	14,000
					5,310,689
Total Tax-Exempt Municipal Bonds (Cost $5,310,689)					5,310,689
Total Investments (100.5%) (Cost $5,310,689)					5,310,689
Other Assets and Liabilities-Net (-0.5%)					(26,222)
Net Assets (100%)					5,284,467

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $1,365,496,000, representing 25.8% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal Period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments

As of August 31, 2008

				Face	Market
		Maturity		Amount	Value
Coupon		Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (95.9%)
Albany County NY GO	5.000%	10/1/12	(3)	4,400	4,595
Albany NY IDA Fac. Rev. (St. Peter's Hospital Project)	5.250%	11/15/27		5,000	4,779
Albany NY IDA Fac. Rev. (St. Peter's Hospital Project)	5.250%	11/15/32		5,000	4,633
Battery Park City NY Auth. Rev.	5.250%	11/1/15		12,520	13,781
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15	(1)	2,665	2,670
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15	(1)	335	336
Buffalo NY GO	5.125%	2/1/12	(2)	1,870	1,906
Buffalo NY GO	5.125%	2/1/13	(2)	2,945	3,002
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20	(4)	3,510	3,900
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21	(4)	5,000	5,555
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22	(4)	4,500	4,891
Erie County NY Water Auth. Rev.	6.000%	12/1/08	(2)(ETM)	525	531
Hempstead NY GO	5.625%	2/1/12	(3)	1,220	1,236
Hempstead NY GO	5.625%	2/1/13	(3)	960	972
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17		2,360	2,488
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19		3,200	3,334
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47	(3)	10,000	9,641
Huntington NY GO	6.700%	2/1/11	(3)	310	341
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35		23,800	24,005
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/11	(1)	8,100	8,543
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13		15,690	16,985
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24	(4)	19,830	9,523
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27	(4)	15,905	6,392
Metro. New York Transp. Auth. Rev.	5.250%	11/15/11	(1)	7,980	8,548
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23		5,000	5,092
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/09	(3)(Prere.)	3,000	3,086
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	21,500	25,314
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	1/1/12	(4)(Prere.)	11,380	12,229
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16	(2)	38,075	40,521

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16	(1)	4,000	4,318
[1]	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17	(2)	35,000	37,008
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17	(1)	5,000	5,397
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19	(1)	6,000	6,391
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20	(1)	7,000	7,456
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/22		5,000	5,115
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/22	(1)	8,310	8,683
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14		40,550	43,345
	Monroe County NY GO	5.000%	3/1/11	(12)	3,215	3,411
	Monroe County NY GO	5.000%	3/1/12	(12)	3,340	3,588
	Monroe County NY GO	5.000%	3/1/13	(12)	3,195	3,466
	Monroe Tobacco Securitization Corp. New York Tobacco Settlement Rev.	6.375%	6/1/10	(Prere.)	15,000	16,254
	Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11	(3)	1,770	1,868
	Nassau County NY GO	5.250%	6/1/11	(2)	3,670	3,816
	Nassau County NY GO	5.250%	6/1/12	(2)	4,670	4,878
	Nassau County NY GO	5.250%	6/1/13	(2)	6,905	7,212
	Nassau County NY GO	5.250%	6/1/14	(2)	6,585	6,878
	Nassau County NY GO	5.000%	1/15/16	(4)	4,575	5,067
	Nassau County NY IDA Civic Fac. Rev (Cold Spring Harbor Lab) VRDO	2.250%	9/2/08		10,000	10,000
	New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.000%	7/1/44	(1)	5,000	5,012
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/16	(2)	2,000	2,019
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	4/1/28		4,650	4,795
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	4/1/31		5,000	5,103
	New York City NY GO	5.750%	5/15/10	(4)(Prere.)	4,540	4,870
	New York City NY GO	5.875%	5/15/10	(4)(Prere.)	4,670	5,019
	New York City NY GO	5.250%	3/15/11	(2)(Prere.)	390	423
	New York City NY GO	5.000%	8/1/11		8,000	8,539
	New York City NY GO	5.750%	3/15/12	(4)(Prere.)	1,560	1,735
	New York City NY GO	5.125%	8/1/13	(4)	19,025	20,009
	New York City NY GO	5.375%	8/1/13	(3)	8,295	8,396
	New York City NY GO	5.000%	1/1/14		5,010	5,421
	New York City NY GO	5.000%	2/1/14		3,500	3,790
	New York City NY GO	5.000%	8/1/14		2,500	2,719
	New York City NY GO	5.000%	8/1/14		2,800	3,045
	New York City NY GO	5.000%	8/1/14		2,330	2,534
	New York City NY GO	5.000%	8/1/14		6,500	7,070

New York City NY GO	5.000%	8/1/14		2,505	2,725
New York City NY GO	5.200%	8/1/14	(4)	5,000	5,270
New York City NY GO	5.250%	9/1/14		4,060	4,474
New York City NY GO	5.000%	4/1/15	(4)	5,885	6,469
New York City NY GO	5.250%	3/15/16	(2)	4,610	4,904
New York City NY GO	5.000%	8/1/16		17,425	18,995
New York City NY GO	5.000%	2/1/17		9,335	10,112
New York City NY GO	5.000%	8/1/22		10,000	10,357
New York City NY GO	5.250%	8/15/22		10,000	10,605
New York City NY GO	5.000%	8/1/24		10,000	10,275
New York City NY GO	5.250%	8/15/24		15,000	15,772
New York City NY GO	5.000%	8/1/25		8,905	9,077
New York City NY GO VRDO	2.450%	9/2/08	LOC	15,255	15,255
New York City NY GO VRDO	2.500%	9/2/08	(4)	3,000	3,000
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12		6,665	7,044
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31	(2)	37,990	37,534
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/36	(2)	11,285	11,005
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39	(2)	20,405	19,814
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36	(1)	34,000	33,156
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/17		10,000	7,036
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/17		25,015	27,004
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/18		10,000	6,672
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/18		25,095	26,642
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/21		4,490	2,506
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/27	(1)	17,000	17,442
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/28	(4)	12,000	11,844
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/31		9,000	9,160
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/32		17,500	16,687
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36		20,055	20,204
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/38		11,250	10,481
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39		10,000	10,036
New York City NY Muni. Water Finance Auth. Water &Sewer System Rev.	5.000%	6/15/29		10,000	10,219
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/23	(1)	6,100	6,344

New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26	(1)	10,000	10,324
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09	(Prere.)	1,325	1,372
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09	(Prere.)	15	16
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09	(Prere.)	1,660	1,719
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/10	(Prere.)	6,320	6,695
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10	(Prere.)	930	998
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/11		4,750	5,021
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	4,420	4,811
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	2,435	2,650
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	2,955	3,216
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/12		2,805	3,019
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/13		12,270	13,268
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14		7,580	8,147
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/14		17,720	19,041
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15		7,310	7,817
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15		565	607
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15		9,395	10,109
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16		8,415	8,999
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/16		11,045	11,857
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16		2,735	2,959
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		4,000	4,293
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30		13,500	13,804
New York City NY Transitional Finance Auth. Rev.	4.750%	1/15/38		20,000	19,323
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/12		10,000	10,894
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	2/1/19	(1)	5,000	5,299
New York City NY Transitional Finance Auth. Rev. VRDO	2.300%	9/2/08		9,215	9,215
New York City NY Transitional Finance Auth. Rev. VRDO	2.500%	9/2/08		2,400	2,400

New York State Dormitory Auth. Rev.	4.000%	2/15/11		2,190	2,262
New York State Dormitory Auth. Rev.	4.000%	2/15/12		2,230	2,310
New York State Dormitory Auth. Rev.	5.000%	2/15/13		3,335	3,597
New York State Dormitory Auth. Rev.	5.250%	2/15/19	(3)	2,420	2,545
New York State Dormitory Auth. Rev.	5.250%	2/15/20	(3)	2,555	2,666
New York State Dormitory Auth. Rev.	5.250%	2/15/21	(3)	1,680	1,742
New York State Dormitory Auth. Rev.	5.250%	2/15/22	(3)	2,825	2,914
New York State Dormitory Auth. Rev.	5.000%	2/15/23	(4)	5,980	6,247
New York State Dormitory Auth. Rev.	5.250%	2/15/23	(3)	1,120	1,151
New York State Dormitory Auth. Rev.	5.000%	2/15/25	(4)	5,235	5,430
New York State Dormitory Auth. Rev.	5.000%	2/15/26	(4)	5,495	5,678
New York State Dormitory Auth. Rev.	5.000%	2/15/28	(4)	3,000	3,066
New York State Dormitory Auth. Rev.	5.000%	12/15/35		10,000	10,142
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/18	(4)(7)	16,635	17,613
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/25	(4)(7)	2,000	2,050
New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/22	(1)	10,000	10,054
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11	(3)	5,950	6,253
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15	(3)	31,620	33,186
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16	(3)	7,255	7,614
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20	(3)	14,525	16,078
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22	(3)	9,240	10,143
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23	(3)	7,915	8,692
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19		4,900	5,274
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19		5,100	5,426
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/21		6,990	7,426
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/22		7,345	7,775
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/26		4,000	4,152
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31		6,905	7,044
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/35		14,950	15,152
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10	(2)(Prere.)	21,370	22,914
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/20		3,965	3,989
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/21		4,035	4,037

New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/22		4,285	4,264
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/26		5,495	5,394
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/26		1,800	1,767
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/34		5,000	4,721
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	90	97
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	95	102
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	105	113
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	2,660	2,853
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	2,370	2,542
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	2,515	2,698
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/12		1,490	1,590
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	8/15/12		7,025	7,558
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/25	(3)	6,575	6,709
New York State Dormitory Auth. Rev. (Montefiore Hosp.)	5.000%	8/1/33	(3)(7)	10,000	9,561
New York State Dormitory Auth. Rev. (Mount Sinai School Medical)	5.150%	7/1/24	(1)	9,000	9,235
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16	(1)	3,500	4,036
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/20	(1)	6,000	6,906
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27	(1)	5,000	5,685
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/40	(2)	19,330	20,822
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/12		5,250	5,722
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		9,500	10,498
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/17		13,505	14,883
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	(4)	4,200	4,369

New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/24	(2)	18,170	20,294
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	(2)	7,500	7,706
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/31		15,000	15,315
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/19	(2) (7)	3,940	4,081
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.000%	7/1/18		2,805	2,839
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/19	(1)	15,900	17,661
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20	(1)	5,500	6,112
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.500%	7/1/23	(1)	14,000	14,908
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.000%	7/1/30		35,000	35,428
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250%	7/1/18	(1)	6,700	6,781
New York State Dormitory Auth. Rev. (State Univ. Dormitory Facs.)	5.000%	7/1/32		10,000	10,085
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09	(2)	1,590	1,646
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(1)(Prere.)	10,660	11,475
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(1)(Prere.)	12,500	13,455
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(1)(Prere.)	5,000	5,382
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(1)	16,160	17,181
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/13		5,000	5,401
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13	(1)	27,285	29,010
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17	(4)	3,750	4,350
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21	(3)	3,000	3,300
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24	(3)	7,790	8,549
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/31	(1)	8,765	8,717
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/36	(1)	6,190	6,080
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/24	(2)	4,680	5,147
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/25	(2)	5,145	5,668
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/26	(2)	10,140	11,146

New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/26		2,500	2,609
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/27	(2)	11,155	12,272
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/28	(2)	8,500	9,309
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/29	(2)	4,765	5,226
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/30	(2)	7,500	8,213
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/31	(2)	6,000	6,550
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/31		5,000	5,127
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/35		36,500	36,757
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500%	2/1/10	(2) (7)	6,330	6,585
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/17	(1)	350	354
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/09	(2)(Prere.)	1,085	1,126
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/09	(2)(Prere.)	450	467
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/09	(2)(Prere.)	2,235	2,323
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/12	(2)	3,935	4,059
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/15	(2)	1,915	1,971
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/16	(2)	800	823
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250%	7/1/17	(4)	8,025	8,202
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/25	(4)	7,000	7,149
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19	(2)	2,425	2,595
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21	(2)	1,750	1,842
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22	(2)	3,425	3,593
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23	(2)	3,610	3,773
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24	(2)	3,305	3,440
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/26	(3)	6,105	6,091
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/29	(3)	7,120	7,013

New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/31	(3)	10,000	9,791
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/34	(3)	8,000	7,757
New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.)	5.000%	7/1/33	(12)	5,670	5,740
New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.)	5.000%	7/1/38	(12)	3,000	3,028
New York State Dormitory Auth. Rev. Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27	(7) (4)	5,000	5,142
New York State Dormitory Auth. Rev. Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36	(7) (4)	15,000	15,086
New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	5.000%	5/1/32		6,500	6,253
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/27	(1)	8,000	8,039
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/35	(1)	25,265	24,860
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	4.500%	7/1/37	(1)	14,020	12,697
New York State Dormitory Auth. Rev. Non State Supported Debt (Muni. Fac. Health)	5.000%	1/15/13		8,440	8,962
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22		8,000	7,593
New York State Dormitory Auth. Rev. Non State Supported Debt (Presbyterian Hosp.)	5.000%	8/15/36	(4)(7)	12,500	12,462
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	4.000%	10/1/11	(4)	5,015	5,239
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	4.000%	10/1/12	(4)	3,130	3,283
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	5.000%	10/1/13	(4)	1,000	1,098
New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.)	5.250%	7/1/32	(1)	20,000	20,252
New York State Dormitory Auth. Rev. Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/32		8,405	8,450

New York State Dormitory Auth. Rev. Non State Supported Debt (Vassar College)	5.000%	7/1/46		30,000	30,232
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/25		4,670	4,786
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/26		5,670	5,789
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	10/20/08	(1)	10,000	10,057
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15		7,650	8,287
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/16		3,095	3,332
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16		6,000	6,488
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/18		10,000	10,784
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/19		36,610	39,041
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/22		5,450	5,747
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/22		3,085	3,534
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/25		4,540	4,706
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/28		3,095	3,537
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/29		2,530	2,891
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/33		32,700	33,281
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	10/15/35		5,815	5,896
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/37		7,500	7,633
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/37		25,000	25,385
New York State Housing Finance Agency Rev. (Personal Income Tax)	5.000%	3/15/38		15,245	15,455
New York State Thruway Auth. Rev.	5.000%	1/1/26	(3)	4,695	4,872

	New York State Thruway Auth. Rev.	5.000%	1/1/27	(3)	2,000	2,065
	New York State Thruway Auth. Rev.	5.000%	1/1/28	(3)	2,500	2,567
	New York State Thruway Auth. Rev.	5.000%	1/1/29	(3)	4,500	4,601
	New York State Thruway Auth. Rev.	5.000%	1/1/30	(3)	3,000	3,058
[2]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13		3,290	3,566
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/13	(1)	15,000	16,317
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14		4,010	4,398
[2]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14		12,055	13,131
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/14	(2)	32,875	35,499
[2]	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/15		6,450	7,042
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/16		5,050	5,574
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25	(2)	10,000	10,325
	New York State Thruway Auth. Rev. (Service Contract)	5.750%	4/1/09	(1)(Prere.)	4,000	4,136
	New York State Urban Dev. Corp. Rev.	4.750%	1/1/29		10,000	9,999
	New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.750%	1/1/11	(4)(Prere.)	6,380	6,899
	New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/16		7,155	7,905
	New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/23	(4)	7,860	8,175
	New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/24	(4)	3,500	3,632
	New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/23	(1)	19,645	22,106
	New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/24	(1)	5,000	5,626
	Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15	(3)	5,000	5,236
	Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20	(3)	8,685	10,252
	Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21	(3)	9,230	10,897
	North Hempstead NY GO	6.400%	4/1/10	(3)	1,500	1,601
	North Hempstead NY GO	6.400%	4/1/11	(3)	2,075	2,278
	Port Auth of New York & New Jersey Rev. VRDO	2.500%	9/2/08		3,400	3,400
	Port Auth. of New York & New Jersey Rev.	4.500%	7/15/27		17,655	17,543
	Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33		16,990	17,240
	Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	2.500%	9/2/08		4,300	4,300
	Suffolk County NY Water Auth. Rev.	5.250%	6/1/10	(2)(ETM)	3,790	4,000
	Suffolk County NY Water Auth. Rev.	5.250%	6/1/11	(2)(ETM)	2,380	2,570
	Suffolk County NY Water Auth. Rev.	5.250%	6/1/12	(2)(ETM)	4,290	4,717

Suffolk County NY Water Auth. Rev.	5.250%	6/1/17	(2)(ETM)	1,695	1,912
Tobacco Settlement Asset Securitization Corp. Inc. New York	5.125%	6/1/42		10,000	8,670
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		7,500	7,817
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		20,000	20,617
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/09	(2)(ETM)	1,065	1,081
Triborough Bridge & Tunnel Auth. New York Rev.	4.000%	11/15/11		2,500	2,613
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/12		3,715	4,043
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/13		6,465	7,099
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/14		3,000	3,214
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15		2,930	3,139
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16		2,500	2,674
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		16,770	18,048
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18		2,330	2,452
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18		30,285	32,495

	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19		43,025	45,584
	Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21	(1)(ETM)	5,000	6,001
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21	(1)	11,370	12,673
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/38		15,000	15,178
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38		25,000	25,765
						2,790,653
Puerto Rico (3.8%)
	Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12	(1)(Prere.)	6,250	6,958
	Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12	(1)(Prere.)	6,500	7,236
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15	(1)	5,000	5,083
	Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16	(1)	16,345	17,184
	Puerto Rico GO	5.000%	7/1/13	(Prere.)	3,700	4,078
	Puerto Rico GO	5.500%	7/1/13	(3)	6,000	6,315
	Puerto Rico GO	5.500%	7/1/20	(3)	6,305	6,524
	Puerto Rico GO	5.500%	7/1/21	(1)	16,505	17,049
	Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/40		10,560	10,937
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/27	(3)	7,230	7,462
	Puerto Rico Muni. Finance Agency	6.000%	8/1/09	(4)(Prere.)	2,645	2,773
	Puerto Rico Muni. Finance Agency	5.250%	8/1/17	(4)	7,000	7,270
	Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	860	998
	Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	9,140	10,605
						110,472
Virgin Islands (0.1%)
	Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11		2,000	2,056
	Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23		2,000	1,953
						4,009
Total Tax-Exempt Municipal Bonds (Cost $2,898,423)						2,905,134
Total Investments (99.8%) (Cost $2,898,423)						2,905,134
Other Assets and Liabilities-Net (0.2%)						4,869
Net Assets (100%)						2,910,003

1	Securities with a value of $6,424,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2008.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.

GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $2,901,011,000. Net unrealized appreciation of investment securities for tax purposes was $4,123,000, consisting of unrealized gains of $51,821,000 on securities that had risen in value since their purchase and $47,698,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
30- Year U.S. Treasury Bond	(462)	54,198	222
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	—	222
Level 2- Other significant observable inputs	2,905,134	—
Level 3- Significant unobservable inputs	—	—
Total	2,905,134	222

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
TREASURER

Date: October 14, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on

September 26, 2008, see File Number 2-47371, Incorporated by Reference.